OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.
                     Supplement dated February 12, 2001 to the
                         Prospectus dated February 12, 2001



      Class N shares of Oppenheimer Quest Global Value Fund, Inc. are not currently being offered for sale.







February 12, 2001                                           PS254.015

                     OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.
                     Supplement dated February 12, 2001 to the
            Statement of Additional Information dated February 12, 2001



      Class N shares of Oppenheimer Quest Global Value Fund, Inc. are not currently being offered for sale.







February 12, 2001                                           PX0254.010